Severance Indemnities and Pension Plans [Text Block] (Tables)	6 Months Ended
Sep. 30, 2015
Compensation and Retirement Disclosure [Abstract]
Components of Net Periodic Benefit Cost of Pension Benefits, SIPs and Other Benefits [Table Text Block]

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2014	2015	2014		2015
	Pension benefits and SIPs	Pension benefits and SIPs	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥16,960	¥23,245	¥6,409	¥603	¥7,538	¥590
Interest cost on projected benefit obligation	10,088	8,380	7,858	748	9,011	841
Expected return on plan assets	(27,514)	(29,892)	(11,854)	(929)	(15,145)	(1,163)
Amortization of net actuarial loss	7,027	3,263	4,223	84	6,358	503
Amortization of prior service cost	(4,729)	(3,822)	(237)	(142)	(1,144)	(459)
Loss (gain) on settlements and curtailment	(810)	(644)	23	—	—	—

Net periodic benefit cost	¥1,022	¥530	¥6,422	¥364	¥6,618	¥312

Contributed to Plan Assets and Expected to Contribute for Remainder of Fiscal Year [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIPs	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2015	¥26.1	¥23.4	¥0.7
For the remainder of the fiscal year ending March 31, 2016	¥26.2	¥1.9	¥0.7